Intangible Assets - Schedule of Intangible Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets
Cost	$ 460.0	$ 455.0
Accumulated amortization	(340.0)	(284.0)
Net book value	120.0	171.0
Held for sale
Finite-Lived Intangible Assets
Cost	30.0	0.0
Accumulated amortization	(25.0)	0.0
Net book value	5.0	0.0
E&T contracts
Finite-Lived Intangible Assets
Cost	26.0	26.0
Accumulated amortization	(18.0)	(17.0)
Net book value	8.0	9.0
Energy services relationships
Finite-Lived Intangible Assets
Cost	96.0	90.0
Accumulated amortization	(86.0)	(63.0)
Net book value	10.0	27.0
Software
Finite-Lived Intangible Assets
Cost	359.0	331.0
Accumulated amortization	(255.0)	(203.0)
Net book value	104.0	128.0
Land rights
Finite-Lived Intangible Assets
Cost	1.0	1.0
Accumulated amortization	0.0	0.0
Net book value	1.0	1.0
Commodity contracts
Finite-Lived Intangible Assets
Cost	8.0	7.0
Accumulated amortization	(6.0)	(1.0)
Net book value	$ 2.0	$ 6.0